Life Insurance Operations (Tables)	9 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income for the nine and three months ended December 31, 2020 and 2021 consist of the following:

	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Life insurance premiums	¥289,112	¥311,165
Life insurance related investment income*	67,035	37,536

	¥356,147	¥348,701

*
Life insurance related investment income for the nine months ended December 31, 2020 and 2021 include net unrealized holding gains of ¥55,050 million and ¥12,096 million on equity securities held as of December 31, 2020 and 2021, respectively.

	Millions of yen
	Three months ended December 31, 2020	Three months ended December 31, 2021
Life insurance premiums	¥98,112	¥102,690
Life insurance related investment income*	24,284	13,214

	¥122,396	¥115,904

*
Life insurance related investment income for the three months ended December 31, 2020 and 2021 include net unrealized holding gains of ¥22,250 million and ¥3,008 million on equity securities held as of December 31, 2020 and 2021, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the nine and three months ended December 31, 2020 and 2021, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Reinsurance benefits	¥1,423	¥1,114
Reinsurance premiums	(3,805)	(3,272)

	Millions of yen
	Three months ended December 31, 2020	Three months ended December 31, 2021
Reinsurance benefits	¥260	¥262
Reinsurance premiums	(1,279)	(1,046)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the nine and three months ended December 31, 2020 and 2021 are mainly as follows:

	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥63,475	¥13,282
Net gains or losses from derivative contracts :	(8,398)	(1,359)
Futures	(7,875)	(1,206)
Foreign exchange contracts	75	(153)
Options held	(598)	0

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(11,358)	¥(50,289)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	45,499	58,161
Changes in the fair value of the reinsurance contracts	10,913	1,028

	Millions of yen
	Three months ended December 31, 2020	Three months ended December 31, 2021
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥23,575	¥2,419
Net gains or losses from derivative contracts :	(2,388)	(198)
Futures	(2,415)	(83)
Foreign exchange contracts	36	(115)
Options held	(9)	0

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(6,688)	¥(10,004)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	23,388	11,145
Changes in the fair value of the reinsurance contracts	1,769	295